Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Required Under the Leases	At December 31, 2017, the Company’s future minimum payments required under these leases are as follows:
2018	$390,344
2019	260,196
2020	226,152
2021	232,278
2022	137,580
$1,246,550